RULE 497(e)
                                                      REGISTRATION NO.: 33-78574


                             THE LEPERCQ-ISTEL FUND

                        SUPPLEMENT DATED NOVEMBER 1, 1997
                                       TO
                       THE PROSPECTUS DATED APRIL 30, 1997


PORTFOLIO MANAGERS


        The following information updates the pertinent disclosure found on page 5 of the Prospectus concerning the Lepercq-Istel Fund:

               The Lepercq-Istel Fund is no longer co-managed by Andrew Merz Hanson and Tsering Ngudu. Mr. Ngudu, effective November 1, 1997, became the sole portfolio manager of the Fund.


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                                                                     RULE 497(e)
                                                      REGISTRATION NO.: 33-78574


                             THE LEPERCQ-ISTEL FUND


                        SUPPLEMENT DATED NOVEMBER 1, 1997
                                       TO
          THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997


TRUSTEES AND OFFICERS OF THE TRUST

          The following information updates the pertinent disclosure found on page 7 of the Statement of Additional Information concerning the Lepercq-Istel Fund:

                    Andrew M. Hanson and Tsering Ngudu are no longer Co-Presidents of the Lepercq-Istel Fund. Mr. Ngudu, effective November 1, 1997, became the sole President of the Fund. Accordingly, please disregard all information regarding Andrew M. Hanson on page 7 of the Statement of Additional Information.